UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

North Carolina - 96.4%	Alamance County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, IDR (Millender Project), VRDN, AMT,
	1.62%, 12/01/20 (a)	$ 1,300	$ 1,300,000

	BB&T Municipal Trust, North Carolina, Revenue Bonds, FLOATS, VRDN,
	Series 1008, 1.63%, 3/01/24 (a)(b)	6,300	6,300,000

	BB&T Municipal Trust, North Carolina, Revenue Bonds, FLOATS, VRDN,
	Series 1009, 1.63%, 3/01/24 (a)(b)	6,865	6,865,000

	BB&T Municipal Trust, North Carolina, Revenue Bonds, FLOATS, VRDN,
	Series 1011, 1.63%, 4/01/24 (a)(b)	7,445	7,445,000

	Buncombe County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Refunding Bonds (Industrial
	Development Alliance), VRDN, AMT, 1.75%, 8/01/09 (a)	800	800,000

	Carrboro, North Carolina, GO, BAN, 3.75%, 8/27/08	1,875	1,875,810

	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
	System Revenue Refunding Bonds (Carolinas Healthcare System), VRDN,
	Series D, 1.58%, 1/15/26 (a)	900	900,000

	Charlotte, North Carolina, Airport Revenue Bonds, AMT, Series B, 5%,
	7/01/08 (c)	1,460	1,460,043

Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, AMT,
	Series A, 9%, 7/01/17 (a)(c)	220	220,000

	Charlotte, North Carolina, CP, 3.05%, 7/22/08	5,051	5,051,000

	Cleveland County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, Industrial Revenue Bonds (Blachford Rubber
	Project), VRDN, AMT, 2.55%, 7/01/23 (a)	3,765	3,765,000

	Cleveland County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Industrial Revenue Bonds (Chris Craft
	Corporation Project), VRDN, AMT, 1.61%, 5/01/32 (a)	4,505	4,505,000

	Eagle Tax-Exempt Trust, North Carolina Capital Facilities Financing
	Agency, Revenue Refunding Bonds, VRDN, Series 2006-0139, Class A,
	1.56%, 10/01/41 (a)(b)	1,900	1,900,000

	Eagle Tax-Exempt Trust, Raleigh, North Carolina, Combined
	Enterprise System Revenue Bonds, VRDN, Series 2007-0010,
	Class A, 1.54%, 3/01/16 (a)(b)	3,675	3,675,000

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	M/F	Multi-Family
COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity
CP	Commercial Paper		Optional Tenders
FLOATS	Floating Rate Securities	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	TRAN	Tax Revenue Anticipation Notes
		VRDN	Variable Rate Demand Notes

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Eclipse Funding Trust, Solar Eclipse Certificates, Sampson County, North
Carolina, COP, VRDN, Series 2006-0160, 3.60%, 6/01/17 (a)(b)(d)	$ 1,770	$1,770,000

Edgecombe County, North Carolina, Water and Sewer District Number 5,
GO, BAN, 2%, 1/21/09	3,050	3,053,349

Fayetteville, North Carolina, Public Works Commission, Revenue
Refunding Bonds, VRDN, Series A, 1.52%, 3/01/20 (a)(d)	4,065	4,065,000

Gaston County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, IDR (Marlatex Corporation Project), VRDN, AMT,
1.67%, 6/01/15 (a)	1,210	1,210,000

Guilford County, North Carolina, GO, VRDN, Series B, 1.55%, 3/01/25 (a)	2,220	2,220,000

Guilford County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (High Point Textiles Auxiliaries),
Refunding, VRDN, AMT, 1.62%, 6/01/12 (a)	2,800	2,800,000

Guilford County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (Nat Sherman Building LLC), VRDN, AMT,
1.72%, 3/01/22 (a)	2,800	2,800,000

Guilford County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (Snider Tire Inc.), VRDN, AMT,
1.62%, 10/01/19 (a)	2,100	2,100,000

Halifax County, North Carolina, GO, BAN, 2.50%, 2/25/09	3,960	3,972,743

Lee County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, IDR (Arden Corporation Project), VRDN, AMT,
1.72%, 8/01/34 (a)	200	200,000

Lee County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, IDR (Lee Central LLC Project), VRDN, AMT,
1.62%, 12/01/23 (a)	2,825	2,825,000

Lincoln County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, IDR (Packaging NC Project), VRDN,
AMT, 2.14%, 10/01/13 (a)	1,445	1,445,000

Lincoln County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, IDR (Sabo USA Inc. Project), VRDN,
AMT, 1.71%, 5/01/19 (a)	2,000	2,000,000

Martin County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (Penco Products Project), VRDN,
AMT, 1.72%, 9/01/22 (a)	9,000	9,000,000

Mecklenburg County, North Carolina, COP, VRDN, 1.45%, 2/01/26 (a)	500	500,000

Mecklenburg County, North Carolina, COP, VRDN, Series A,
1.61%, 2/01/28 (a)	5,000	5,000,000

Mecklenburg County, North Carolina, GO, VRDN, Series A,
1.45%, 2/01/26 (a)	4,625	4,625,000

Mecklenburg County, North Carolina, GO, VRDN, Series C,
1.52%, 3/01/15 (a)	600	600,000

Mecklenburg County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, Industrial Revenue Bonds (Ferguson Supply
and Box Manufacturing), VRDN, AMT, 1.71%, 8/01/10 (a)	300	300,000

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Mecklenburg County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, Industrial Revenue Bonds (Piedmont Plastics
Project), VRDN, AMT, 1.71%, 10/01/13 (a)	$ 680	$ 680,000

Mecklenburg County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, Industrial Revenue Bonds (Southern Steel
Company LLC Project), VRDN, AMT, 1.62%, 3/02/15 (a)	3,475	3,475,000

New Hanover County, North Carolina, COP, VRDN, 1.45%, 10/01/32 (a)	1,500	1,500,000

North Carolina Agriculture Finance Authority, Agriculture
Development Revenue Bonds (Albemarle Cotton Growers),
VRDN, AMT, 1.62%, 7/01/14 (a)	2,200	2,200,000

North Carolina Agriculture Finance Authority, Agriculture Development
Revenue Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN,
AMT, 1.67%, 6/01/16 (a)	5,610	5,610,000

North Carolina Capital Facilities Finance Agency, CP, 1.70%, 10/06/08	3,792	3,792,000

North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Bonds (Magellan Charter School Project),
VRDN, 1.52%, 6/01/27 (a)	3,550	3,550,000

North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Refunding Bonds (Forsyth Country Day School Project), VRDN,
1.61%, 12/01/31 (a)	340	340,000

North Carolina Capital Facilities Finance Agency, Exempt
Facilities Revenue Bonds (Republic Services Inc. Project),
VRDN, AMT, 1.76%, 7/01/34 (a)	4,050	4,050,000

North Carolina Capital Facilities Finance Agency, IDR, Refunding (Safety
Test and Equipment Company Project), VRDN, AMT,
Series A-2, 1.65%, 11/01/21 (a)	1,570	1,570,000

North Carolina Eastern Municipal Power Agency, Power System
Revenue Refunding Bonds, MERLOTS, VRDN, Series 955-D,
1.75%, 1/01/18 (a)(b)(e)	8,322	8,321,500

North Carolina Educational Facilities Finance Agency Revenue Bonds
(Duke University Project), VRDN, Series A, 1.45%, 12/01/17 (a)	700	700,000

North Carolina Educational Facilities Finance Agency Revenue Bonds
(Duke University Project), VRDN, Series A, 1.45%, 6/01/27 (a)	1,100	1,100,000

North Carolina Educational Facilities Finance Agency Revenue Bonds
(Duke University Project), VRDN, Series B, 1.45%, 12/01/21 (a)	1,950	1,950,000

North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN,
AMT, Series B12, 1.96%, 7/01/37 (a)(b)	5,860	5,860,000

North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT,
Series 15-C, 1.70%, 7/01/32 (a)(d)	3,660	3,660,000

North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT,
Series 17-C, 1.70%, 7/01/33 (a)	7,125	7,125,000

North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT,
Series 18-C, 1.70%, 1/01/35 (a)	7,800	7,800,000

North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT,
Series II-R-175, 1.63%, 1/01/34 (a)(b)	1,405	1,405,000

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds (Novant Health Group), VRDN, Series B,
8%, 11/01/34 (a)	$ 1,045	$ 1,045,000

North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds (Novant Health Inc.), VRDN, Series A,
1.54%, 11/01/34 (a)	1,400	1,400,000

North Carolina Medical Care Commission, Health Care Facilities,
Revenue Refunding Bonds (Duke University Health System), VRDN,
Series A, 1.54%, 6/01/28 (a)	1,050	1,050,000

North Carolina Medical Care Commission, Health Care Facilities,
Revenue Refunding Bonds (Lutheran Retirement Project), VRDN,
1.50%, 1/01/37 (a)	4,865	4,865,000

North Carolina Medical Care Commission, Health Care Facilities,
Revenue Refunding Bonds, ROCS, VRDN, Series II-R-10313,
1.62%, 6/01/11 (a)(b)	6,200	6,200,000

North Carolina Medical Care Commission, Hospital Revenue
Bonds (Moses H. Cone Memorial Health System), VRDN, Series A,
1.40%, 10/01/35 (a)	6,100	6,100,000

North Carolina Medical Care Commission, Hospital Revenue
Bonds (Moses H. Cone Memorial Health System), VRDN, Series B,
1.40%, 10/01/35 (a)	1,600	1,600,000

North Carolina Medical Care Commission, Hospital Revenue Refunding
Bonds (Duke University Hospital Project), VRDN, 1.48%, 6/01/23 (a)	700	700,000

North Carolina State, GO, MERLOTS, VRDN, Series C04,
2.05%, 3/01/28 (a)(b)	4,275	4,275,000

North Carolina State, GO, VRDN, Series F, 1.30%, 5/01/21 (a)	800	800,000

North Carolina State Ports Authority, Exempt Facility Revenue Bonds
(Wilmington Bulk LLC Project), VRDN, AMT, Series A, 1.71%, 9/01/22 (a)	1,095	1,095,000

Oneals Water District, Johnston County, North Carolina, GO, BAN,
3.75%, 7/23/08	2,418	2,418,371

Piedmont Triad Airport Authority, North Carolina, Special
Facility Revenue Bonds (Cessna Aircraft Company Project),
VRDN, 1.70%, 10/01/12 (a)	495	495,000

Rockingham County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority Revenue Bonds (Whiteridge Inc. Project),
VRDN, AMT, 1.71%, 2/01/13 (a)	415	415,000

Rowan County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, PCR, IDR (Hon Industries Project), VRDN, AMT,
1.62%, 4/01/18 (a)	2,300	2,300,000

Rutherford County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (All American Homes of North Carolina),
VRDN, AMT, 2.05%, 11/01/11 (a)	2,400	2,400,000

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

South Central Water and Sewer District, Harnett County, North Carolina,
	GO, BAN, 2.25%, 12/17/08	$ 2,205	$ 2,207,513

South Central Water and Sewer District, Harnett County, North Carolina,
	GO, BAN, 2.75%, 12/17/08	5,038	5,043,710

	Stanley County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, IDR (Patrick Industries Project), VRDN,
	AMT, 2.55%, 8/01/10 (a)	1,400	1,400,000

	Union County, North Carolina, GO, Refunding, VRDN, Series A,
	1.44%, 3/01/29 (a)	195	195,000

	University of North Carolina at Chapel Hill, Hospital Revenue Refunding
	Bonds, VRDN, Series B, 1.80%, 2/15/31 (a)	1,275	1,275,000

University of North Carolina, University Revenue Refunding Bonds, VRDN,
	Series B, 1.60%, 12/01/25 (a)	3,230	3,230,000

	Vance County, North Carolina, Industrial Facilities and Pollution Control
Financing Authority, IDR (HH Hunt Manufacturing Facilities LLC Project),
	VRDN, 1.67%, 6/01/15 (a)	1,980	1,980,000

	Wake County, North Carolina, GO, VRDN, Series B, 1.44%, 4/01/21 (a)	2,900	2,900,000

	Wake County, North Carolina, Housing Authority, M/F Housing
	Revenue Bonds (Casa-Melvid Apartments), VRDN, AMT, Series A,
	1.73%, 11/01/33 (a)	2,800	2,800,000

	Wake County, North Carolina, Public Improvement, GO, VRDN,
	Series B, 1.50%, 4/01/16 (a)	1,900	1,900,000

Wilson County, North Carolina, Industrial Facilities and Pollution Control
	Financing Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT,
	2.55%, 6/01/15 (a)	1,400	1,400,000

Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds,
	VRDN, Series B, 1.54%, 6/01/30 (a)	2,300	2,300,000

	Winston-Salem, North Carolina, Water and Sewer System, Revenue
	Refunding Bonds, VRDN, Series C, 1.55%, 6/01/28 (a)	1,975	1,975,000

Yancey County, North Carolina, Industrial Facilities and Pollution Control
	Financing Authority, IDR (Altec Industries, Inc. Project), VRDN, AMT,
	1.71%, 3/01/27 (a)	4,000	4,000,000

			231,001,039

Puerto Rico - 3.1%	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	7,500	7,505,120

	Total Investments (Cost - $238,506,159*) - 99.5%		238,506,159
	Other Assets Less Liabilities - 0.5%		1,292,909

	Net Assets - 100.0%		$ 239,799,068

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	MBIA Insured.

(d)	FSA Insured.

(e)	AMBAC Insured.

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 7,125,000
Level 2	231,381,159
Level 3	-

Total	$ 238,506,159

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008